Payables, Accruals and Provisions - Schedule of Payables, Accruals and Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Payables Accruals And Provisions [abstract]
Trade payables	$ 170	$ 147
Accruals	723	826
Provisions	68	66
Other current liabilities	53	51
Total payables, accruals and provisions	$ 1,014	$ 1,090